Investments In And Advances To, And Transactions With Associated Companies (Former Investment In Toshiba Matsushita Display Technology Co., Ltd. (Detail) (Toshiba Matsushita Display Technology Co., Ltd. [Member], JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Toshiba Matsushita Display Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,163,276	¥ 1,307,304
Other assets	244,720	370,295
Total assets	1,407,996	1,677,599
Current liabilities	651,044	740,580
Other liabilities	376,906	541,691
Net assets	380,046	395,328
Company's equity in net assets	119,421	127,219
Net sales	942,008	1,151,710	1,176,332
Gross profit	170,920	267,498	254,507
Net income (loss)	¥ 20,104	¥ 38,377	¥ (10,572)